Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accounts Receivable [Abstract]
Color World platform subscription fees due from App payment collections agent	$ 2,507,981	$ 3,191,711